CONCENTRATIONS AND RISKS (Details - Concentration of revenue) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 132,369	$ 190,724	$ 206,717
Customer A [Member]
Total revenue		$ 19,326	40,824
Customer B [Member]
Total revenue			$ 38,821
Customer C [Member]
Total revenue	$ 27,560